RELATED PARTIES BALANCES AND TRANSCATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Related party transactions [abstract]
Schedule of Transactions Between Related Parties	The Company also provides software services to Morgan Stanley, which holds a share over 5% on the Company as of December 31, 2019. As of December 31, 2020, Morgan Stanley didn't hold over 5% on the Company. Outstanding receivable balances as of December 31, 2020 and 2019 are as follows:

	As of December 31,
	2020	2019

Morgan Stanley Investment Management Inc.	—	91
Total	—	91

During the year ended December 31, 2020, the Company did not recognized revenues from operations with related parties.
During the year ended December 31, 2019 and 2018, the Company recognized revenues for 1,419 and 5,937, respectively, as follows:

	For the year ended December 31,
	2020	2019	2018

Grey Global Group Inc.(1)(*)	—	—	472
Group M Worldwide Inc.(1)(*)	—	—	102
JWT(1)(*)	—	—	204
Kantar Group(1)(*)	—	—	216
Kantar Retail(1)(*)	—	—	39
Ogilvy & Mather Brasil Comunication(1)(*)	—	—	82
JP Morgan Chase & Co.(2)(*)	—	—	1,784
JP Morgan Chase S.A.(2)(*)	—	—	48
JP Morgan Services Argentina S.R.L.(2)(*)	—	—	1,503
TNS(1)(*)	—	—	8
Morgan Stanley Investment Management Inc.(*)	—	1,257	964
Mercado Libre S.R.L.(*)	—	162	515
Total	—	1,419	5,937

(1) Subsidiaries part of WPP group.
(2) Subsidiaries part of JP Morgan Chase group.
(*) WPP and JP Morgan subsidiaries were no longer considered related parties as of December 31, 2019. Morgan Stanley and Mercado Libre S.R.L were no longer considered a related party as of December 31, 2020. As of those dates disclosure of revenues as related parties from these customers is not required.
The remuneration of directors and other members of key management personnel during each of the three years are as follows:

	For the year ended December 31,
	2020	2019	2018

Salaries and bonuses	6,643	6,914	5,140
Total	6,643	6,914	5,140